Document and Entity Information	12 Months Ended
Dec. 31, 2019 shares
Document and entity information [abstract]
Document Type	20-F
Amendment Flag	false
Document Period End Date	Dec. 31, 2019
Document Fiscal Year Focus	2019
Document Fiscal Period Focus	FY
Entity Registrant Name	CORPBANCA/FI
Entity Central Index Key	0001276671
Current Fiscal Year End Date	--12-31
Entity Well-known Seasoned Issuer	Yes
Entity Current Reporting Status	Yes
Entity Interactive Data Current	No
Entity Voluntary Filers	No
Entity Filer Category	Large Accelerated Filer
Entity Shell Company	false
Entity Emerging Growth Company	false
Entity Common Stock, Shares Outstanding	512,406,760,091